Average Annual Total Returns	Prospectus #1 Delaware Corporate Bond Fund Bloomberg Barclays US Corporate Investment Grade Index 1 year	Prospectus #1 Delaware Corporate Bond Fund Bloomberg Barclays US Corporate Investment Grade Index 5 years	Prospectus #1 Delaware Corporate Bond Fund Bloomberg Barclays US Corporate Investment Grade Index 10 years	Prospectus #1 Delaware Corporate Bond Fund Class A 1 year	Prospectus #1 Delaware Corporate Bond Fund Class A 5 years	Prospectus #1 Delaware Corporate Bond Fund Class A 10 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Corporate Bond Fund Class C 1 year	Prospectus #1 Delaware Corporate Bond Fund Class C 5 years	Prospectus #1 Delaware Corporate Bond Fund Class C 10 years	Prospectus #1 Delaware Corporate Bond Fund Class R 1 year	Prospectus #1 Delaware Corporate Bond Fund Class R 5 years	Prospectus #1 Delaware Corporate Bond Fund Class R 10 years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class 1 year	Prospectus #1 Delaware Corporate Bond Fund Institutional Class 5 years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class 10 years	Prospectus #1 Delaware Corporate Bond Fund Class R6 Lifetime	Prospectus #1 Delaware Corporate Bond Fund Class R6 Inception Date	Prospectus #1 Delaware Extended Duration Bond Fund Bloomberg Barclays Long US Corporate Index 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Bloomberg Barclays Long US Corporate Index 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Bloomberg Barclays Long US Corporate Index 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class A 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class C 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class C 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class C 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class R 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class R 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class R 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Lifetime	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Floating Rate Fund S&P/LSTA Leveraged Loan Index 1 year	Prospectus #2 Delaware Floating Rate Fund S&P/LSTA Leveraged Loan Index 5 years	Prospectus #2 Delaware Floating Rate Fund S&P/LSTA Leveraged Loan Index Lifetime	Prospectus #2 Delaware Floating Rate Fund Class A 1 year	Prospectus #2 Delaware Floating Rate Fund Class A 5 years	Prospectus #2 Delaware Floating Rate Fund Class A Lifetime	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions Lifetime	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #2 Delaware Floating Rate Fund Class C 1 year	Prospectus #2 Delaware Floating Rate Fund Class C 5 years	Prospectus #2 Delaware Floating Rate Fund Class C Lifetime	Prospectus #2 Delaware Floating Rate Fund Class R 1 year	Prospectus #2 Delaware Floating Rate Fund Class R 5 years	Prospectus #2 Delaware Floating Rate Fund Class R Lifetime	Prospectus #2 Delaware Floating Rate Fund Institutional Class 1 year	Prospectus #2 Delaware Floating Rate Fund Institutional Class 5 years	Prospectus #2 Delaware Floating Rate Fund Institutional Class Lifetime	Prospectus #3 Delaware High-Yield Opportunities Fund ICE BofA US High Yield Constrained Index 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund ICE BofA US High Yield Constrained Index 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund ICE BofA US High Yield Constrained Index 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class A 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class C 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class R 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class 10 years
Total	14.54%	4.60%	5.54%	10.63%	3.31%	5.53%	9.07%	1.76%	3.45%	6.25%	1.80%	3.42%	14.05%	3.49%	5.23%	15.81%	4.04%	5.75%	16.20%	4.53%	6.26%	12.97%	Jan. 31, 2019	23.89%	6.40%	7.99%	17.20%	4.27%	7.83%	14.57%	2.50%	5.38%	10.11%	2.43%	5.15%	20.77%	4.44%	7.52%	22.34%	4.96%	8.05%	23.01%	5.49%	8.60%	23.07%	7.08%	May 02, 2016	8.64%	4.45%	4.85%	6.05%	2.55%	2.34%	3.84%	1.14%	1.23%	3.54%	1.32%	1.32%	7.15%	2.34%	1.86%	8.69%	2.85%	2.36%	9.36%	3.38%	2.89%	14.41%	6.14%	7.48%	10.78%	3.54%	6.01%	8.37%	1.13%	3.35%	6.32%	1.57%	3.49%	14.04%	3.72%	5.70%	15.57%	4.23%	6.25%	16.18%	4.80%	6.78%